Average Annual Total Returns - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity Low Volatility Factor ETF	Nov. 29, 2023
Fidelity Low Volatility Factor ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(10.38%)
Past 5 years	10.34%
Since Inception	11.76%	[1]
Fidelity Low Volatility Factor ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(10.70%)
Past 5 years	9.93%
Since Inception	11.34%	[1]
Fidelity Low Volatility Factor ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(5.93%)
Past 5 years	8.15%
Since Inception	9.43%	[1]
IXZ6B
Average Annual Return:
Past 1 year	(10.11%)
Past 5 years	10.60%
Since Inception	12.05%	[1]
RS001
Average Annual Return:
Past 1 year	(19.13%)
Past 5 years	9.13%
Since Inception	11.33%	[1]

[1]	AFrom September 12, 2016.